SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2014
Subsequent Events [Abstract]
Subsequent Events [Text Block]
NOTE 8:- SUBSEQUENT EVENTS

a.
On September 9, 2014, the Company acquired a 100% interest in Global Telematics S.A. Proprietary Limited ("Global Telematics"), a provider of commercial fleet management and vehicle tracking solutions in South Africa.